Document And Entity Information	Total
Document And Entity Information
Document Type	497
Document Period End Date	Oct. 31, 2017
Registrant Name	ADVISORS' INNER CIRCLE FUND
Central Index Key	0000878719
Amendment Flag	false
Document Creation Date	Mar. 21, 2018
Document Effective Date	Mar. 21, 2018
Prospectus Date	Mar. 01, 2018